Exhibit 99.5

EXHIBIT C

FORM OF MONTHLY NOTEHOLDERS' STATEMENT

Series 2016-I

WORLD'S FOREMOST BANK

CABELA'S CREDIT CARD MASTER NOTE TRUST

Under Section 5.02(b) of the Series 2016-I Supplement, dated as of June 29, 2016 (the “Series Supplement”), to the Second Amended and Restated Master Indenture, dated as of June 14, 2016 (as modified, supplemented and amended from time to time, the “Base Indenture” and, together with the Series Supplement, the “Indenture”), each by and among World’s Foremost Bank (“WFB”), as Servicer, Cabela’s Credit Card Master Note Trust, as Issuer (the “Issuer”), and U.S. Bank National Association, as Indenture Trustee (the “Indenture Trustee”), WFB, as Servicer, is required to prepare certain information each month regarding current distributions to Noteholders and the performance of the Cabela’s Master Credit Card Trust (the “Trust”) during the previous month. The information which is required to be prepared with respect to the Distribution Date of January 17, 2017 and with respect to the performance of the Trust during the month of December 2016 is set forth below. Capitalized terms used in this Statement have their respective meanings set forth in the Supplement or the Pooling and Servicing Agreement.

With respect to this Certificate:

The Monthly Period is:	December 31, 2016
The Determination Date is:	January 11, 2017
The Record Date is:	December 31, 2016
The Transfer Date is:	January 13, 2017
The Distribution Date is:	January 17, 2017
The Accumulation Period Commencement Date is:	June 1, 2018
The Interest Period begins:	December 15, 2016
The Interest Period ends:	January 16, 2017
Number of days in Interest Period:
Class A-1 Notes	30
Class A-2 Notes	33

A.	INFORMATION REGARDING THE PERFORMANCE OF THE RECEIVABLES (TRUST LEVEL)

1.	Accounts
	(a) Number of Accounts at beginning of Monthly Period	3,234,368
	(b) Number of Accounts at end of Monthly Period	3,322,961

2.	Principal Receivables
	(a) Beginning of Monthly Period	$5,354,165,938.20
	(b) End of Monthly Period	$5,661,100,646.55
	(c) Average Principal Receivables for Monthly Period	$5,488,873,974.51

3.	End of Monthly Period total Receivables	$5,703,816,836.81

4.	Increase in Principal Receivables from Additional Accounts	$63,969,987.09
	Increase in Finance Charge Receivables from Additional Accounts	$201,158.40
	Increase in total Receivables from Account Additions	$64,171,145.49

5.	Decrease in Principal Receivables from Removed Accounts	$—
	Decrease in Finance Charge Receivables from Removed Accounts	$—
	Decrease in total Receivables from Removed Accounts	$—

6.	Delinquent Balances
		Aggregate Account	Percentage of
	Delinquency Category	Balance	Total Receivables
	(a) 30 to 59 days	$20,551,835.06	0.36%
	(b) 60 to 89 days	$16,013,708.31	0.28%
	(c) 90 to 119 days	$13,726,914.61	0.24%
	(d) 120 to 149 days	$4,120,869.87	0.07%
	(e) 150 or more days	$7,681.04	0.00%
	Total:	$54,421,008.89	0.96%

7.	Net Loss Experience
	(a) Average Receivables	$5,528,647,859.49
	(b) Average Principal Receivables	$5,488,873,974.51
	(c) Gross Losses	$14,096,693.80
	(d) Gross Losses as a Percentage of Average Receivables (annualized)	3.06%
	(e) Gross Losses as a Percentage of Average Principal Receivables (annualized)	3.08%
	(f) Recoveries	$1,915,924.30
	(g) Net Losses	$12,180,769.50
	(h) Net Losses as a Percentage of Average Receivables (annualized)	2.64%
	(i) Net Losses as a Percentage of Average Principal Receivables (annualized)	2.66%

8.	Aggregate amount of Collections
	(a) Total Collections	$1,888,195,292.09
	(b) Total Collections of Principal Receivables	$1,794,640,164.14
	(c) Total Collections of Finance Charge Receivables	$93,555,127.95
	(d) Principal Account Investment Proceeds	$—
	(e) Finance Charge Account Investment Proceeds	$5,482.41
	(f) Pre-Funding Account Investment Proceeds	$—
	(g) Reserve Account Investment Proceeds	$—
	(h) Amounts Withdrawn from the Reserve Account	$—
	(i) Average aggregate Allocation Percentages for Outstanding Series for Monthly Period[1]	83.05%
	(j) Average aggregate Allocation Percentages for Collections of Principal Receivables for Monthly Period[2]	83.04%
	(k) Average aggregate Allocation Percentages for Collections of Finance Charge Receivables for Monthly Period[3]	83.04%

9.	Aggregate amount of Principal Receivables in Accounts which became Defaulted Accounts during the Monthly Period	$14,096,693.80

10.	The aggregate amount of Collections of Finance Charge Receivables for the Trust for the Monthly Period
	(a) Interchange	$38,607,828.14
	(b) Recoveries	$1,915,924.30
	(c) Finance charges and fees	$53,031,375.51
	(d) Discount Option Receivables	$—
	Total	$93,555,127.95

11.	Aggregate Uncovered Dilution Amount for the Monthly Period	$—

12.	Excess Funding Amount as of the last day of the preceding Monthly Period	$—

1 Computed as a simple average based upon the aggregate Allocation Percentages for all Outstanding Series for each day during the Monthly Period, divided by the number of days in the Monthly Period.
2 Computed as the weighted average based upon the sum of the Allocation Percentages for Collections of Principal Receivables for each outstanding Series for each day during the Monthly Period multiplied by the Collections of Principal Receivables on such day, divided by total Collections of Principal Receivables for the Monthly Period.
3 Computed as the weighted average based upon the sum of the Allocation Percentages for Collections of Finance Charge Receivables for each outstanding Series for each day during the Monthly Period multiplied by the Collections of Finance Charge Receivables on such day, divided by total Collections of Finance Charge Receivables for the Monthly Period.

B.	OUTSTANDING SECURITIES INFORMATION (ISSUER LEVEL)

1.	Outstanding Principal Balance of all securities secured by pool assets (sum of all Series)
	(a) At end of prior Distribution Date	$4,445,294,118.00
	(b) Increase due to new securities issued	$—
	(c) Decrease due to principal payments	$—
	(d) Increases in variable securities	$1,288,235,299.00
	(e) Decreases in variable securities	$(700,000,001.00)
	(f) At end of Distribution Date	$5,033,529,416.00

C.	INFORMATION REGARDING THE SERIES 2016-I NOTES

1.	Allocation Amount at the close of business on the prior Distribution Date	$1,000,000,000.00
	(a) Reductions due to principal payments made on the Distribution Date	$—
	(b) Reductions due to Reduction Amounts (including Uncovered Dilution Amounts) made on the Transfer Date prior to the Distribution Date	$—
	(c) Reductions due to Reallocated Principal Collections made on the Transfer Date prior to the Distribution Date	$—
	(d) Reimbursements to be made on the Transfer Date from Available Funds	$—
	(e) Allocation Amount at the close of business on the Distribution Date	$1,000,000,000.00
	(f) Adjusted Allocation Amount at the close of business on the Distribution Date	$1,000,000,000.00

2.	Note Principal Balance at the close of business on the prior Distribution Date
	(a) Class A-1 Note Principal Balance	$570,000,000.00
	(b) Class A-2 Note Principal Balance	$280,000,000.00
	(c) Class B Note Principal Balance	$80,000,000.00
	(d) Class C Note Principal Balance	$42,500,000.00
	(e) Class D Note Principal Balance	$27,500,000.00
	Total Note Principal Balance	$1,000,000,000.00

3.	Ending Note Principal Balance on the Distribution Date, after taking into account distributions on the Notes:
	(a) Class A-1 Note Principal Balance	$570,000,000.00
	(b) Class A-2 Note Principal Balance	$280,000,000.00
	(c) Class B Note Principal Balance	$80,000,000.00
	(d) Class C Note Principal Balance	$42,500,000.00
	(e) Class D Note Principal Balance	$27,500,000.00
	Total Note Principal Balance	$1,000,000,000.00

4.	Series Allocation Percentages for the Monthly Period
	(a) Average Allocation Percentage for Collections of Principal Receivables[1]	22.02%
	(b) Average Allocation Percentage for Collections of Finance Charge Receivables[2]	22.04%
	(c) Average Allocation Percentage for Defaulted Amounts[3]	21.97%

1 Computed as the weighted average based upon the sum of the Allocation Percentages for Collections of Principal Receivables for the Series for each day during the Monthly Period multiplied by Collections of Principal Receivables allocated to the Issuer on such day, divided by total Collections of Principal Receivables allocated to the Issuer for the Monthly Period.
2 Computed as the weighted average based upon the sum of the Allocation Percentages for Collections of Finance Charge Receivables for the Series for each day during the Monthly Period multiplied by Collections of Finance Charge Receivables allocated to the Issuer on such day, divided by total Collections of Finance Charge Receivables allocated to the Issuer for the Monthly Period.
3 Computed as the weighted average based upon the sum of the Allocation Percentages for Defaulted Amounts for the Series for each day during the Monthly Period multiplied by Defaulted Amounts allocated to the Issuer on such day, divided by total Defaulted Amounts allocated to the Issuer for the Monthly Period.

5.	Collections of Principal Receivables processed during the Monthly Period and allocated to the Series	$328,108,629.11

6.	Shared Principal Collections available from other Group I Series allocated to the Series	$—

7.	Aggregate amounts treated as Available Principal Collections pursuant to subsections 4.05(f), (g) and (h)	$2,571,826.50

8.	Reallocated Principal Collections (up to the Monthly Principal Reallocation Amount) applied pursuant to Section 4.08	$—

9.	AVAILABLE PRINCIPAL COLLECTIONS (5+6+7+8)	$330,680,455.61

10.	Available Principal Collections were allocated in the following priority:
	(a) during Revolving Period, treated as Shared Principal Collections	$330,680,455.61
(b) with respect to Accumulation Period,
	(i) Available Principal Collections deposited to Principal Funding Account	$—
	(ii) balance treated as Shared Principal Collections	$—
(c) with respect to Early Redemption Period,
	(i) Available Principal Collections to Class A-1 Noteholders up to Class A-1 Note Principal Balance	$—
	(ii) Available Principal Collections to Class A-2 Noteholders up to Class A-2 Note Principal Balance	$—
	(iii) Available Principal Collections to Class B Noteholders up to Class B Note Principal Balance	$—
	(iv) Available Principal Collections to Class C Noteholders up to Class C Note Principal Balance	$—
	(v) Available Principal Collections to Class D Noteholders up to Class D Note Principal Balance	$—
	(vi) balance treated as Shared Principal Collections	$—

11.	Shared Principal Collections were allocated in the following priority:
	(i) to other Principal Sharing Series in Group I, for Principal Shortfalls	$—
	(ii) the balance to holder of Transferor Interest	$330,680,455.61

12.	Collections of Finance Charge Receivables (including Interchange and Recoveries) processed during the Monthly Period and allocated to Series 2016-I	$17,109,299.76

13.	Spread Account investment earnings withdrawn pursuant to Section 4.11(b)	$—

14.	Principal Funding Investment Proceeds withdrawn pursuant to Section 4.03(c)	$—

15.	Amounts withdrawn from the Reserve Account pursuant to Sections 4.12(b) and (d)	$—

16.	Cash Collateral Account investment earnings withdrawn pursuant to Section 4.14(b)	$—

17.	Excess Finance Charge Collections from Group I allocated to the Series	$—

18.	AVAILABLE FUNDS (12+13+14+15+16+17)	$17,109,299.76

19.	Available Funds were allocated in the following priority:
(a) to Class A-1 and Class A-2 Noteholders,
	Class A-1 Monthly Interest	$845,500.00
	Class A-2 Monthly Interest	$398,831.77
	Class A-1 Interest Shortfall	$—
	Class A-2 Interest Shortfall	$—
	Class A-1 Additional Interest	$—
	Class A-2 Additional Interest	$—
	Total	$1,244,331.77
(b) to Class B Noteholders,
	Class B Monthly Interest	$—
	Class B Interest Shortfall	$—
	Class B Additional Interest	$—
	Total	$—
	(c) to Servicer, the Monthly Servicing Fee and any Monthly Servicing Fee not previously paid	$1,724,112.27
(d) to Class C Noteholders,
	Class C Monthly Interest	$—
	Class C Interest Shortfall	$—
	Class C Additional Interest	$—
	Total	$—
(e) to Class D Noteholders,
	Class D Monthly Interest	$—
	Class D Interest Shortfall	$—
	Class D Additional Interest	$—
	Total	$—
	(f) Series Default Amount to be included in Available Principal Collections	$2,571,826.50
	(g) Uncovered Dilution Amount to be included in Available Principal Collections	$—
	(h) Reduction Amounts and Reallocated Principal Collections not previously reimbursed to be included in Available Principal Collections	$—
	(i) Following an Event of Default and acceleration of the Notes, amount included in Available Principal Collections	$—
	(j) to the Reserve Account, excess of the Required Reserve Account Amount over the Available Reserve Account Amount	$—
	(k) to the Spread Account, excess of the Required Spread Account Amount over Available Spread Account Amount	$—
	(l) to the Cash Collateral Account, excess of the Required Cash Collateral Account Amount over the Available Cash Collateral Account Amount	$—
	(m) balance constitutes Excess Finance Charge Collections	$11,569,029.23

20.	Excess funds were allocated in the following order of priority:
	(a) to other Excess Allocation Series in Group I, for Finance Charge Shortfalls	$—
	(b) the balance to holder of Transferor Interest	$11,569,029.23

21.	Ratings of the Class A-1 and the Class A-2 Notes
	S&P	AAA (sf)
	Fitch	AAA (sf)
	DBRS	AAA (sf)

22.	Ratings of the Class B Notes
	S&P	A (sf)
	Fitch	A (sf)
	DBRS	A (high) (sf)

23.	Ratings of the Class C Notes
	S&P	BBB (sf)
	Fitch	BBB (sf)
	DBRS	BBB (sf)

24.	Ratings of the Class D Notes
	S&P	Unrated
	Fitch	BB (sf)
	DBRS	BB (sf)

25.	Note Interest Rate for the Interest Period
	(a) Class A-1 Note Interest Rate	1.78000%
	(b) Class A-2 Note Interest Rate	1.55389%
	(c) Class B Note Interest Rate	0.00000%
	(d) Class C Note Interest Rate	0.00000%
	(e) Class D Note Interest Rate	0.00000%

D.	PERFORMANCE TRIGGERS

1.	Three-Month Average Excess Spread Percentage for Monthly Period	13.72%

2.	Average of Monthly Principal Payment Rates for last three consecutive Monthly Periods	32.56%

E.	PORTFOLIO YIELD AND BASE RATE

1.	The annualized percentage equivalent of a fraction, (a) the numerator of which is the total of: (i) Available Finance Charge Collections (excluding amounts withdrawn from the Spread Account and the Cash Collateral Account and any Finance Charge Receivables transferred to the Trust at a Discounted Percentage); minus (ii) the Series Default Amount; and (b) the denominator of which is (i) the Investor Interest; multiplied by (ii) the Floating Allocation Percentage	17.44%

2.
The sum of (a) (1) the Monthly Interest; divided by (2) the Adjusted Allocation Amount, multiplied by (3) 12, plus (b) the product of (1) the Certificateholder Servicing Fee, multiplied by (2) the percentage equivalent of a fraction, the numerator of which is the Weighted Average Allocation Amount for Series 2016-I and the denominator of which is the Weighted Average Allocation Amount for all outstanding Series of Notes; multiplied by (3) the percentage equivalent of a fraction, the numerator of which is the Adjusted Allocation Amount for Series 2016-I and the denominator of which is the Allocation Amount for Series 2016-I, each as of the last day of the immediately preceding Monthly Period, multiplied by (4) 12
3.56%

F.	INFORMATION REGARDING THE PRINCIPAL FUNDING ACCOUNT

1.	Opening Principal Funding Account Balance on the Distribution Date	$—

2.	Controlled Deposit Amount to be deposited to the Principal Funding Account on the Distribution Date
	(a) Controlled Accumulation Amount	$—
	(b) Deficit Controlled Accumulation Amount	$—
	(c) Controlled Deposit Amount (a+b)	$—

3.	Amounts withdrawn from the Principal Funding Account for distribution to Noteholders on the Distribution Date
	(a) Distribution in reduction of the Class A-1 Notes	$—
	(b) Distribution in reduction of the Class A-2 Notes	$—
	(c) Distribution in reduction of the Class B Notes	$—
	(d) Distribution in reduction of the Class C Notes	$—
	(e) Distribution in reduction of the Class D Notes	$—

4.	Principal Funding Account Balance after deposit/withdrawal on the Distribution Date	$—

G.	INFORMATION REGARDING THE SPREAD ACCOUNT

1.	Opening Available Spread Account Amount on the Distribution Date	$—

2.	Aggregate amount required to be withdrawn pursuant to Section 4.11(c) for distribution to Class C Noteholders and Class D Noteholders pursuant to Section 4.05(d) and (e)	$—

3.	Aggregate amount required to be withdrawn pursuant to Section 4.11(d) for distribution in reduction of the Class C Note Principal Balance and the Class D Note Principal Balance	$—

4.	Amount on deposit in Spread Account after required withdrawals on Distribution Date (1-(2+3))	$—

5.	Closing Required Spread Account Amount for the Distribution Date	$—

6.	The excess, if any (5 minus 4), of the Required Spread Account Amount over the Available Spread Account Amount	$—

7.	Amounts deposited pursuant to Section 4.05(j), 4.12(f), 4.14(d) or 4.14(e)	$—

8.	Remaining excess of the Required Spread Account Amount over the Available Spread Account Amount, if any (6 minus 7)	$—

9.	Spread Account Surplus, if any (4 minus 5), paid to the holder of the Transferor Interest	$—

H.	INFORMATION REGARDING THE CASH COLLATERAL ACCOUNT

1.	Opening Available Cash Collateral Account Amount on the Distribution Date	$—

2.	Aggregate amount required to be withdrawn pursuant to Section 4.14(c) for distribution to Class A Noteholders, Class B Noteholders, Class C Noteholders and Class D Noteholders pursuant to Sections 4.05(a), (b), (d) and (e)	$—

3.	Aggregate amount required to be withdrawn pursuant to Section 4.14(d) for distribution in reduction of the Class A Note Principal Balance, the Class B Note Principal Balance, the Class C Note Principal Balance and the Class D Note Principal Balance	$—

4.	Amount on deposit in Cash Collateral Account after required withdrawals on the Distribution Date (1-(2+3))	$—

5.	Closing Required Cash Collateral Account Amount for the Distribution Date	$—

6.	The excess, if any (5 minus 4), of the Required Cash Collateral Account Amount over the Available Cash Collateral Account Amount	$—

7.	Amounts deposited pursuant to Section 4.05(k)	$—

8.	Remaining excess of the Required Cash Collateral Account Amount over the Available Cash Collateral Account Amount, in any (6 minus 7)	$—

9.	Cash Collateral Account Surplus, if any (4 minus 5), paid to the holder of the Transferor Interest	$—

I.	INFORMATION REGARDING THE RESERVE ACCOUNT

1.	Reserve Account Funding Date	February 1, 2018

2.	Opening Available Reserve Account Amount on the Distribution Date	$—

3.	Aggregate amount required to be withdrawn pursuant to Section 4.12(d) for inclusion in Available Finance Charge Collections:
	(a) Covered Amount	$—
	(b) Principal Funding Investment Proceeds	$—
	(c) Reserve Draw Amount (a MINUS b)	$—

4.	Amount on deposit in the Reserve Account after required withdrawals on the Distribution Date (2-3)	$—

5.	Closing Required Reserve Account Amount, if any, for the Distribution Date	$—

6.	The excess, if any (5 minus 4), of the Required Reserve Account Amount over the Available Reserve Account Amount	$—

7.	Amounts deposited pursuant to Section 4.05(i)	$—

8.	Remaining excess of the Required Reserve Account Amount over the Available Reserve Account Amount if any (6-7)	$—

9.	Reserve Account Surplus, if any (2-(5+3)), paid to the Issuer	$—

J.	INFORMATION REGARDING ACCUMULATION PERIOD

1.	Controlled Accumulation Period Length (months)	12

2.	Controlled Accumulation Amount (as recalculated, if Accumulation Period Length is shortened pursuant to Section 4.03(a))	$83,333,334.00

IN WITNESS thereof, the undersigned has duly executed and delivered this Certificate the 17th day of January 2017.

WORLD'S FOREMOST BANK,
Servicer

By:	/s/ Amy S. Lockman
Name:	Amy S. Lockman
Title:	Sr. VP of Finance and Accounting

ATTACHMENT 1
TO
FORM OF MONTHLY NOTEHOLDERS' STATEMENT

SERVICER'S CERTIFICATE

The undersigned, a duly authorized representative of World's Foremost Bank, as Servicer, does hereby certify as follows:

1.	The Transferor Interest is less than Minimum Transferor Interest	No
	(a) Transferor Interest as of the Determination Date	$931,968,916.99
	(b) Minimum Transferor Interest as of the Determination Date	$274,451,387.20

2.	The Aggregate Principal Receivables is less than the Minimum Aggregate Principal Receivables	No
	(a) Aggregate Principal Receivables as of the Determination Date	$5,489,027,743.99
	(b) Minimum Aggregate Principal Receivables as of the Determination Date	$5,057,058,827.00

3.	The Minimum Net Worth Covenant has not been satisfied as of the last day of the Related Fiscal Quarter	No
	(a) Consolidated Net Worth	$1,955,208,000.00
	(b) Minimum Net Worth Covenant	$1,323,092,000.00

4.	The Three-Month Average 60+-Day Delinquency Rate equals or exceeds the Delinquency Trigger Rate	No
	(a) Three-Month Average 60+-Day Delinquency Rate at the end of the Monthly Period	0.65%
	(b) Delinquency Trigger Rate at the end of the Monthly Period	2.40%

5.	Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments? If the answer is yes, please describe.	No

6.	Are there any material breaches of representations and warranties relating to the pool assets or material breaches of covenants under the Transaction Documents? If the answer is yes, please describe.	No

7.
Are there any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool assets? If the answer is yes, please describe.
No

8.	Are there any material changes to the pool assets? If the answer is yes, please describe.	No

IN WITNESS thereof, the undersigned has duly executed and delivered this Certificate the 17th day of January 2017.

WORLD'S FOREMOST BANK,
Servicer

By:	/s/ Amy S. Lockman
Name:	Amy S. Lockman
Title:	Sr. VP of Finance and Accounting